Nature of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Lease Payments Receivable Under Long-Term Leases

The following is a schedule, by year, of future minimum lease payments receivable under the long-term leases as of December 31, 2012:

Year ending December 31:
2013	$246,094
2014	206,674
2015	180,663
2016	126,180
2017 and thereafter	93,763

Total future minimum lease payments receivable	$853,374

Net Gains on Sales of Containers

During the years ended December 31, 2012, 2011 and 2010, the Company recorded the following net gains on sales of containers, included in gains on sale of containers, net in the consolidated statements of comprehensive income:

	2012		2011		2010
	Units	Amount	Units	Amount	Units	Amount
Gains on sale of previously written down containers, net	1,441	$971	1,540	$2,464	6,767	$3,337
Gains on sale of containers not written down, net	45,621	33,866	34,101	29,167	30,724	24,287

Gains on sales of containers, net	47,062	$34,837	35,641	$31,631	37,491	$27,624

Customers in Countries Outside of U.S. Made up Greater Than 10% of Total Fleet Container Lease Billings

Except for the countries outside of the U.S. noted in the table below, customers in no other single countries made up greater than 10% of the Company’s total fleet container lease billings during 2012, 2011 and 2010.

Country	2012	2011	2010
People’s Republic of China	24.1%	22.0%	20.6%
France	12.2%	12.6%	11.4%

Reconciliation of Numerator and Denominator of Basic Earnings Per Share ("EPS") With That of Diluted EPS

A reconciliation of the numerator and denominator of basic earnings per share (“EPS”) with that of diluted EPS during 2012, 2011 and 2010 is presented as follows:

Share amounts in thousands	2012	2011	2010
Numerator
Net income attributable to Textainer Group Holdings Limited common shareholders—basic and diluted EPS	$206,950	$189,606	$120,031
Denominator
Weighted average common shares outstanding—basic	51,277	48,859	48,108
Dilutive share options and restricted share units	954	980	1,199

Weighted average common shares outstanding—diluted	$52,231	$49,839	$49,307

Net income attributable to Textainer Group Holdings Limited common shareholders per common share
Basic	$4.04	$3.88	$2.50
Diluted	$3.96	$3.80	$2.43

Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)
December 31, 2012
Assets
Interest rate swaps and caps	$—	$—	$—

Total	$—	$—	$—

Liabilities
Interest rate swaps and caps	$—	$10,819	$—

Total	$—	$10,819	$—

December 31, 2011
Assets
Interest rate swaps and caps	$—	$—	$—

Total	$—	$—	$—

Liabilities
Interest rate swaps and caps	$—	$16,110	$—

Total	$—	$16,110	$—

Summary of Assets Measured at Fair Value on Non-Recurring Basis

The following table summarizes the Company’s assets measured at fair value on a non-recurring basis as of December 31, 2012 and 2011:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Years Ended December 31, 2012 and 2011
	(Level 1)	(Level 2)	(Level 3)	Total Impairments (2)
December 31, 2012
Assets
Containers held for sale (1)	$—	$890	$—	$759

Total	$—	$890	$—	$759

December 31, 2011
Assets
Containers held for sale (1)	$—	$173	$—	$1,222

Total	$—	$173	$—	$1,222

(1)	Represents the carrying value of containers included in containers held for sale in the consolidated balance sheets that have been impaired to write down the value of the containers to their estimated fair value less cost to sell.

(2)	Included in depreciation expense in the accompanying consolidated statements of income.